SIGNIFICANT ACCOUNTING POLICIES - Stock-Based Compensation (Details) - 12 months ended Dec. 31, 2018	CAD ($)	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee Share Purchase Plan, Employer Matching Contribution, Percent Match	50.00%	50.00%
Barrick Share Purchase Plan, Employer Matching Contribution, Percent Match	100.00%	100.00%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years	4 years
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years 6 months	2 years 6 months
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum required annual retainer (as percent)	75.00%	75.00%
PRSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years	3 years
PRSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	0.00%	0.00%
PRSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	200.00%	200.00%
PGSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	100.00%	100.00%
PGSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage (as percent)	600.00%	600.00%
ESPP | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	1.00%	1.00%
ESPP | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	6.00%	6.00%
BSPP | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	1.00%	1.00%
BSPP | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual contributions per employee (as percent)	10.00%	10.00%
Canada, Dollars | ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution	$ 5,000
Canada, Dollars | BSPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution		$ 5,000
United States of America, Dollars | BSPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employer contribution		$ 4,000